Related Party Transactions	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS	RELATED-PARTY TRANSACTIONS
Transactions with related parties were entered into in the ordinary course of the Company’s business, at prices, terms and financial charges according to the conditions established between the parties.
25.1    Compensation of key management personnel
The Company’s employees are entitled to profit sharing based on certain goals agreed annually. In turn, executives are entitled to bonus based on statutory provisions proposed by the Board of Directors and approved by the shareholders. The amount of profit sharing is recognized in profit or loss for the year in which the goals are achieved.
Key management personnel comprise the directors, officers and members of the Executive Committee. The compensation and charges paid or payable for services are shown below:

	December 31,
Description	2022	2021	2020

Remuneration(a)	41,347	43,122	66,778

(a)    Considers stock option plans, restricted shares and phantom shares. The effect on the result referring to the phantom shares is based on the variation of the Company’s share value, which is updated at each reporting period, and does not represent a cash outflow.
25.2    Technology service sharing contract
On January 1, 2013, the Company entered into a contract with Águia Branca Participações S.A., one of its shareholders, for the sharing of information technology resources for an indefinite period. The total amount of services acquired during the year ended December 31, 2022 was R$52 (as of December 31, 2021 R$52), recorded under “Other expenses, net” in the statement of operations. As of December 31, 2022, there were no amounts to be paid as a result of this transaction.
25.3    Ticket sales contract
On March 26, 2018, the Company entered into a ticket sales contract with Caprioli Turismo Ltda., a travel agency owned by the Caprioli family (which holds an indirect stake in the Company through TRIP former shareholders), whereby Caprioli Turismo Ltda. is granted a R$20 credit line for the purchase and resale of tickets for flights operated by the Company. This credit line is guaranteed by a non-interest bearing promissory note in the same amount payable.
25.4    Aircraft sublease
In December 2019, the Company signed a letter of intent for the sublease of aircraft to the Breeze Aviation Group (“Breeze”), an airline founded by the controlling shareholder of Azul, headquartered in the United States. The transaction was voted and approved by 97% of the Azul's shareholders at the Extraordinary General Meeting held on March 2, 2020. Following good corporate practices, the controlling shareholder did not participate in the voting.
Until December 31, 2022, the Company sub-leased three aircrafts to Breeze and recorded a balance receivable of R$67,056 (R$79,663 as of December 31, 2021).
25.5 Lilium
In August 2021, the Company announced plans to make a strategic partnership with Lilium GmbH (“Lilium”), a wholly owned subsidiary of Lilium N.V., which has ultimately become a related party as the Company’s Board of Directors’ Chairman was elected independent member of Lilium’s Board of Directors.
25.6 Azorra
During the year ended December 31, 2022, the Company made agreements for purchase and sale of aircraft and engines with entities that are part of Azorra Aviation Holdings LLC. (“Azorra”) group, which has become a related party as the Company’s Board of Directors’ Chairman was elected independent member of Azorra’s Board of Directors.
As of December 31, 2022, the Company has a maintenance reserve and lease in the amount of R$107,286 and R$113,832, respectively. During the year ended December 31, 2022, aircraft sales were made.
25.7 TAP
During the year ended December 31, 2020, as informed at the Extraordinary General Meeting, due to the crisis caused by the COVID-19 pandemic, the Government of Portugal negotiated an aid package of €1.2 billion for the airline TAP with the European Commission, conditional upon, among other factors, eliminating the right to convert senior bonds, since they would not be diluted by the Portuguese Government's financial contribution. As a consequence, the elimination of the conversion right meant that TAP was no longer a related party and resulted in a loss recognized in the statement of operations of R$ 637,639, recorded under “Results from transactions with related parties, net”.